SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	$ 9,362,521	$ 4,884,015	$ 3,923,667
Other operating income	154,286	227,331	411,002
Peru
SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	858,957	503,616	297,549
Argentina
SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	206,856	75,513	172,229
U.S.A
SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	1,058,107	577,970	505,145
Europe
SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	768,980	376,857	338,565
Colombia
SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	540,231	368,474	177,007
Brazil
SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	3,724,466	1,664,523	1,304,006
Ecuador
SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	248,454	162,959	112,581
Chile
SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	1,514,645	794,122	638,225
Asia Pacific and rest of Latin America
SEGMENT INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	$ 441,825	$ 359,981	$ 378,360